Principal subsidiaries Principal subsidiaries - Principal in subsidiaries (Detail)		11 Months Ended	12 Months Ended
	Nov. 18, 2021	Nov. 17, 2021	Dec. 31, 2021
Oyu Tolgoi
Disclosure of subsidiaries [line items]
Proportion of indirect ownership interest in subsidiary			33.50%
Robe River
Disclosure of subsidiaries [line items]
Group interest (%)			65.00%
Non-controlling interest (%)			12.00%
Proportion of net beneficial interest (%)			53.00%
Consrcio De Alumnio Do Maranho
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture (%)			10.00%
Diavik
Disclosure of subsidiaries [line items]
Group interest (%)			60.00%
Proportion of ownership interest in joint venture (%)	60.00%	60.00%
Proportion receivable or contingent asset percent	40.00%
Argyle Diamonds Limited | Ordinary
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Group interest (%)			100.00%
Dampier Salt Limited | Ordinary
Disclosure of subsidiaries [line items]
Proportion of class held (%)			68.36%
Group interest (%)			68.36%
Non-controlling interest (%)			31.64%
Energy Resources of Australia Ltd | Ordinary
Disclosure of subsidiaries [line items]
Proportion of class held (%)			86.33%
Group interest (%)			86.33%
Non-controlling interest (%)			13.67%
Hamersley Iron Pty Limited | Ordinary
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Group interest (%)			100.00%
North Mining Limited | Robe River
Disclosure of subsidiaries [line items]
Non-controlling interest (%)			35.00%
North Mining Limited | Ordinary
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Group interest (%)			100.00%
Rio Tinto Aluminium (Holdings) Limited | Ordinary
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Group interest (%)			100.00%
Robe River Mining Co Pty Ltd
Disclosure of subsidiaries [line items]
Group interest (%)			60.00%
Robe River Mining Co Pty Ltd | Robe River
Disclosure of subsidiaries [line items]
Non-controlling interest (%)			30.00%
Robe River Mining Co Pty Ltd | Class A and Class B Shares
Disclosure of subsidiaries [line items]
Group interest (%)			60.00%
Non-controlling interest (%)			40.00%
Robe River Mining Co Pty Ltd | Class A
Disclosure of subsidiaries [line items]
Proportion of class held (%)			40.00%
Robe River Mining Co Pty Ltd | Class B
Disclosure of subsidiaries [line items]
Proportion of class held (%)			76.36%
Alcan Alumina Ltda. | Quota
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Group interest (%)			100.00%
Iron Ore Company of Canada | Common
Disclosure of subsidiaries [line items]
Proportion of class held (%)			58.72%
Group interest (%)			58.72%
Non-controlling interest (%)			41.28%
Rio Tinto Fer et Titane Inc. | Common
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Group interest (%)			100.00%
Rio Tinto Fer et Titane Inc. | Class B preference
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Group interest (%)			100.00%
Rio Tinto Fer et Titane Inc. | CAD 0.01 preferred
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Group interest (%)			100.00%
Rio Tinto Alcan Inc. | Common
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Group interest (%)			100.00%
Diavik Diamond Mines (2012) Inc. | Common
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Group interest (%)			100.00%
Simfer Jersey Limited | Ordinary
Disclosure of subsidiaries [line items]
Proportion of class held (%)			53.00%
Group interest (%)			53.00%
Non-controlling interest (%)			47.00%
QIT Madagascar Minerals SA
Disclosure of subsidiaries [line items]
Portion of additional economic interest held through non voting investment			5.00%
Portion of economic interest held through non voting investment			85.00%
Proportion of voting rights held by non-controlling interests			20.00%
QIT Madagascar Minerals SA | Common
Disclosure of subsidiaries [line items]
Proportion of class held (%)			80.00%
Group interest (%)			80.00%
QIT Madagascar Minerals SA | Common Shares And Investment Certificates
Disclosure of subsidiaries [line items]
Non-controlling interest (%)			15.00%
QIT Madagascar Minerals SA | Investment certificates
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Group interest (%)			100.00%
QIT Madagascar Minerals SA | Voting certificates
Disclosure of subsidiaries [line items]
Proportion of class held (%)			80.00%
Group interest (%)			80.00%
Non-controlling interest (%)			20.00%
Turquoise Hill Resources Ltd (including Oyu Tolgoi LLC)
Disclosure of subsidiaries [line items]
Group interest (%)			50.80%
Turquoise Hill Resources Ltd (including Oyu Tolgoi LLC) | Common
Disclosure of subsidiaries [line items]
Proportion of class held (%)			50.79%
Group interest (%)			50.79%
Non-controlling interest (%)			49.21%
Richards Bay Titanium (Proprietary) Limited | B Ordinary, B Preference, and Parent Preference
Disclosure of subsidiaries [line items]
Group interest (%)			74.00%
Non-controlling interest (%)			26.00%
Richards Bay Titanium (Proprietary) Limited | B Ordinary
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Richards Bay Titanium (Proprietary) Limited | B preference
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Richards Bay Titanium (Proprietary) Limited | Parent Preference
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Richards Bay Mining (Proprietary) Limited | B Ordinary, B Preference, and Parent Preference
Disclosure of subsidiaries [line items]
Group interest (%)			74.00%
Non-controlling interest (%)			26.00%
Richards Bay Mining (Proprietary) Limited | B Ordinary
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Richards Bay Mining (Proprietary) Limited | B preference
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Richards Bay Mining (Proprietary) Limited | Parent Preference
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Kennecott Holdings Corporation (including Kennecott Utah Copper and Kennecott Exploration) | Common
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Group interest (%)			100.00%
U.S. Borax Inc. | Common
Disclosure of subsidiaries [line items]
Proportion of class held (%)			100.00%
Group interest (%)			100.00%
Simfer S.A.
Disclosure of subsidiaries [line items]
Group interest (%)			85.00%
Proportion of indirect ownership interest in subsidiary			45.05%
Turquoise Hill Resources Ltd
Disclosure of subsidiaries [line items]
Group interest (%)			50.79%
Turquoise Hill Resources Ltd | Oyu Tolgoi
Disclosure of subsidiaries [line items]
Group interest (%)			66.00%